Stock-Based Compensation - Weighted Average Assumptions (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		0.68%	0.77%
Expected volatility		56.00%	59.00%
Expected life of the option in years	0 years	4 years 7 months 6 days	4 years 7 months 6 days
Expected dividend yield		0.00%	0.00%